Type:  		13F-HR
Period:		03/31/2004
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	March 31, 2004

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts March 10, 2004

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	19
Form 13F Information Table Value Total:	$117,027,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6610    92642 SH       SOLE                    92642
AMERICAN STD COS INC COM       COM              029712106     5315    46728 SH       SOLE                    46728
BANK NEW YORK INC COM          COM              064057102     3999   126938 SH       SOLE                   126938
BISYS GROUP INC COM            COM              055472104     3915   233588 SH       SOLE                   233588
BLOCK H & R INC COM            COM              093671105     6556   128468 SH       SOLE                   128468
CENDANT CORP                   COM              151313103      220     9000 SH       SOLE                     9000
CITIGROUP INC                  COM              172967101    12670   245073 SH       SOLE                   245073
COCA-COLA FEMSA S A DE SPON AD COM              191241108     5426   225242 SH       SOLE                   225242
D R HORTON INC COM             COM              23331A109     6705   189256 SH       SOLE                   189256
GANNETT CO INC DEL             COM              364730101     4098    46499 SH       SOLE                    46499
GENERAL ELECTRIC CO            COM              369604103     7261   237903 SH       SOLE                   237903
HILB ROGAL & HAMILTON COM      COM              431294107     5027   131952 SH       SOLE                   131952
HOME DEPOT INC                 COM              437076102     3857   103226 SH       SOLE                   103226
KINDER MORGAN INC KANS COM     COM              49455P101     5065    80370 SH       SOLE                    80370
LABORATORY AMER HLDGS COM NEW  COM              50540R409     4773   121604 SH       SOLE                   121604
PFIZER INCORPORATED            COM              717081103     6750   192596 SH       SOLE                   192596
RENT A CTR INC NEW COM         COM              76009N100     8235   249838 SH       SOLE                   249838
WASHINGTON MUT INC COM         COM              939322103    12144   284346 SH       SOLE                   284346
WELLS FARGO & CO DEL COM       COM              949746101     8410   148395 SH       SOLE                   148395

REPORT SUMMARY		       19 DATA RECORDS		    117027	    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
